DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.1%
Argentina - 0.0%
Globant SA*	26	$2,782

Australia - 6.3%
AMP Ltd.	2,188	2,893
APA Group (a)	835	6,213
ASX Ltd.	155	8,567
Aurizon Holdings Ltd.	1,511	5,907
AusNet Services	892	1,050
Australia & New Zealand Banking Group Ltd.	2,104	35,351
Bendigo & Adelaide Bank Ltd.	349	2,368
BlueScope Steel Ltd.	405	3,986
Boral Ltd.	903	3,139
Brambles Ltd.	1,155	9,805
Coca-Cola Amatil Ltd.	374	2,879
Cochlear Ltd.	42	6,647
Coles Group Ltd.	913	10,041
Commonwealth Bank of Australia	1,324	72,379
Computershare Ltd.	382	4,581
CSL Ltd.	341	65,385
Dexus REIT	757	6,262
Fortescue Metals Group Ltd. (b)	1,107	7,286
Goodman Group REIT	1,223	12,260
GPT Group REIT	1,286	5,350
Harvey Norman Holdings Ltd. (b)	273	794
Insurance Australia Group Ltd.	1,678	8,955
Lendlease Group (a)	426	5,564
Macquarie Group Ltd.	247	23,064
Mirvac Group REIT	2,834	6,460
National Australia Bank Ltd.	2,151	37,668
Newcrest Mining Ltd.	602	12,525
Orica Ltd.	274	4,407
Origin Energy Ltd.	1,289	7,585
Ramsay Health Care Ltd.	100	4,936
SEEK Ltd.	253	3,969
Stockland REIT	1,811	6,186
Sydney Airport (a)	803	4,986
Telstra Corp. Ltd.	3,062	7,995
Transurban Group (a)	2,013	20,900
Wesfarmers Ltd.	868	24,876
Westpac Banking Corp.	2,566	42,558
Woodside Petroleum Ltd.	724	16,900
Worley Ltd.	291	2,953

		515,630

Austria - 0.1%
ANDRITZ AG	45	1,756
OMV AG	122	6,960
voestalpine AG	83	2,201

		10,917

Belgium - 0.4%
Colruyt SA	42	2,176
KBC Group NV	182	13,273
Solvay SA	55	6,307
UCB SA	93	7,543
Umicore SA	149	6,404

		35,703

Brazil - 0.8%
Atacadao SA	300	1,335
B2W Cia Digital*	154	2,052
B3 SA - Brasil Bolsa Balcao	1,535	17,324
Banco do Brasil SA	647	7,316
Banco Santander Brasil SA	305	3,181
BR Malls Participacoes SA	662	2,438
Cielo SA	960	1,771
Cosan SA	109	1,601
Energisa SA	124	1,348
Engie Brasil Energia SA	121	1,338
Klabin SA	521	2,183
Localiza Rent a Car SA	385	4,101
Lojas Renner SA	674	8,257
Natura Cosmeticos SA	276	2,162
Notre Dame Intermedica Participacoes SA	254	3,405
TIM Participacoes SA	689	2,206
Ultrapar Participacoes SA	512	2,641
WEG SA	575	4,137

		68,796

Canada - 7.3%
Agnico Eagle Mines Ltd.	171	10,160
Algonquin Power & Utilities Corp.	381	5,344
Alimentation Couche-Tard, Inc., Class B	610	19,959
AltaGas Ltd. (b)	186	2,759
Aurora Cannabis, Inc.*(b)	487	1,217
Bank of Montreal	466	35,863
Bank of Nova Scotia	900	50,778
BlackBerry Ltd.*	378	2,086
CAE, Inc.	193	5,186
Canadian Apartment Properties REIT	57	2,379
Canadian Imperial Bank of Commerce (b)	324	28,164
Canadian National Railway Co.	522	47,400
Canadian Tire Corp. Ltd., Class A	43	5,010
Canopy Growth Corp.*	148	2,731
Cenovus Energy, Inc.	762	6,735
CGI, Inc.*	166	13,756
Cronos Group, Inc.*	142	965
Empire Co. Ltd., Class A	130	3,481
Enbridge, Inc.	1,510	57,183
Encana Corp.	1,109	4,350
First Capital Realty, Inc.	141	2,291
Fortis, Inc.	337	13,203

Franco-Nevada Corp.	136	13,379
Gildan Activewear, Inc.	165	4,845
Loblaw Cos. Ltd.	141	7,601
Lundin Mining Corp.	473	2,560
Magna International, Inc.	221	12,176
Metro, Inc.	185	8,103
Nutrien Ltd.	427	20,157
Open Text Corp.	217	9,448
PrairieSky Royalty Ltd.	128	1,320
Rogers Communications, Inc., Class B	269	13,047
Shopify, Inc., Class A*	75	25,153
Sun Life Financial, Inc. (b)	457	20,854
Suncor Energy, Inc.	1,130	35,246
Teck Resources Ltd., Class B	372	5,825
TELUS Corp.	114	4,304
Toronto-Dominion Bank	1,370	78,997
West Fraser Timber Co. Ltd.	50	2,175
Wheaton Precious Metals Corp.	312	8,574
WSP Global, Inc.	69	4,454

		599,218

Chile - 0.2%
Empresa Nacional de Telecomunicaciones SA*	142	859
Empresas CMPC SA	870	1,881
Empresas COPEC SA	344	2,728
Enel Americas SA	27,627	5,288
Latam Airlines Group SA	241	2,524
SACI Falabella	691	2,766

		16,046

China - 7.7%
3SBio, Inc., 144A*	961	1,387
51job, Inc., ADR*(b)	19	1,494
AAC Technologies Holdings, Inc.	587	4,117
Air China Ltd., Class H	1,505	1,369
Alibaba Group Holding Ltd., ADR*	1,258	251,600
BAIC Motor Corp. Ltd., Class H, 144A	2,439	1,368
Baozun, Inc., ADR*(b)	37	1,405
BYD Co. Ltd., Class H (b)	520	2,468
BYD Electronic International Co. Ltd. (b)	923	1,651
China Aoyuan Group Ltd.	943	1,349
China CITIC Bank Corp. Ltd., Class H	5,765	3,152
China Conch Venture Holdings Ltd.	1,574	6,123
China Construction Bank Corp., Class H	70,999	56,507
China Eastern Airlines Corp. Ltd., Class A*	1,000	728
China Longyuan Power Group Corp. Ltd., Class H	2,531	1,371
China Medical System Holdings Ltd.	1,129	1,607
China Merchants Bank Co. Ltd., Class H	2,873	13,580
China Merchants Securities Co. Ltd., Class A	500	1,172
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300	773
China Minsheng Banking Corp. Ltd., Class H	5,002	3,483
China Molybdenum Co. Ltd., Class H	2,790	955
China Resources Pharmaceutical Group Ltd., 144A	1,134	991
China Shenhua Energy Co. Ltd., Class A	300	734
China Shenhua Energy Co. Ltd., Class H	2,532	4,904
China Vanke Co. Ltd., Class A	200	788
China Vanke Co. Ltd., Class H	1,182	4,424
Country Garden Services Holdings Co. Ltd.	762	2,463
CSPC Pharmaceutical Group Ltd.	3,457	7,870
Dali Foods Group Co. Ltd., 144A	2,295	1,560
ENN Energy Holdings Ltd.	577	6,266
Fosun International Ltd.	1,660	2,235
Genscript Biotech Corp.*	673	1,625
Greentown Service Group Co. Ltd.	968	1,060
Guangzhou Automobile Group Co. Ltd., Class H	2,280	2,435
Hengli Petrochemical Co. Ltd., Class A	600	1,197
Huaneng Renewables Corp. Ltd., Class H	3,894	1,487
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,300	937
Jiangsu Expressway Co. Ltd., Class H	979	1,306
Kingdee International Software Group Co. Ltd.	1,806	1,790
Lenovo Group Ltd.	5,418	3,578
Meituan Dianping, Class B*	824	10,864
NARI Technology Co. Ltd., Class A	300	980
Pinduoduo, Inc., ADR*(b)	165	5,932
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,701	2,054
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,374
Shenzhou International Group Holdings Ltd.	602	7,937
Shui On Land Ltd.	3,711	777
Sinopharm Group Co. Ltd., Class H	908	2,999
Sinotrans Ltd., Class H	2,766	862
SOHO China Ltd.	2,427	837
Suning.com Co. Ltd., Class A	800	1,121
Tencent Holdings Ltd.	4,197	177,901

Vipshop Holdings Ltd., ADR*	385	4,920
Wuxi Biologics Cayman, Inc., 144A*	354	4,000
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,036	1,153
Yuzhou Properties Co. Ltd.	2,258	1,038
Zhejiang Expressway Co. Ltd., Class H	1,141	998
Zhongsheng Group Holdings Ltd.	723	2,563

		633,619

Colombia - 0.1%
Grupo Argos SA	309	1,540
Interconexion Electrica SA ESP	400	2,154

		3,694

Cyprus - 0.0%
Polymetal International PLC	125	1,878

Czech Republic - 0.0%
CEZ AS	92	2,039
Komercni banka AS	46	1,576

		3,615

Denmark - 1.8%
Chr Hansen Holding A/S	73	5,548
Coloplast A/S, Class B	91	10,759
Demant A/S*	75	2,296
Genmab A/S*	45	10,492
H Lundbeck A/S	52	1,994
ISS A/S	111	2,550
Novo Nordisk A/S, Class B	1,305	73,411
Novozymes A/S, Class B	172	8,224
Orsted A/S, 144A	148	13,650
Pandora A/S	83	3,344
Tryg A/S	104	2,993
Vestas Wind Systems A/S	143	13,620

		148,881

Egypt - 0.1%
Commercial International Bank Egypt SAE	983	4,805

Finland - 0.5%
Metso OYJ	72	2,763
Neste OYJ	335	11,332
Nokian Renkaat OYJ	85	2,302
Orion OYJ, Class B	74	3,223
Stora Enso OYJ, Class R	402	5,408
UPM-Kymmene OYJ	391	13,071
Wartsila OYJ Abp	318	3,203

		41,302

France - 6.6%
Accor SA	126	5,395
Air Liquide SA	352	47,758
Atos SE	73	6,204
AXA SA	1,445	39,345
Bouygues SA	159	6,501
Carrefour SA	432	7,135
Casino Guichard Perrachon SA (b)	41	1,805
Cie de Saint-Gobain	370	14,993
Cie Generale des Etablissements Michelin SCA	135	16,210
CNP Assurances	105	2,075
Credit Agricole SA	859	11,759
Danone SA	450	37,074
Eiffage SA	49	5,354
EssilorLuxottica SA	212	32,959
Eurazeo SE	40	2,728
Gecina SA REIT	34	5,878
Getlink SE	349	5,891
Ingenico Group SA	43	4,592
JCDecaux SA	55	1,577
Kering SA	57	34,359
L’Oreal SA	189	53,911
Natixis SA	593	2,480
Orange SA (b)	1,511	24,990
Schneider Electric SE	407	39,311
Teleperformance	43	10,194
TOTAL SA	1,785	93,762
Unibail-Rodamco-Westfield REIT	100	15,646
Valeo SA	199	7,846
Wendel SA	22	2,967

		540,699

Germany - 7.0%
adidas AG	135	42,088
Allianz SE	317	75,969
BASF SE	673	50,623
Bayerische Motoren Werke AG	249	20,124
Beiersdorf AG	74	8,637
Commerzbank AG	724	4,200
Deutsche Boerse AG	142	21,802
Deutsche Post AG	764	28,506
Deutsche Wohnen SE	258	10,085
E.ON SE	1,693	17,730
Fraport AG Frankfurt Airport Services Worldwide	39	3,325
HeidelbergCement AG	117	8,656
Henkel AG & Co. KGaA	84	8,132
Infineon Technologies AG	938	20,052
Merck KGaA	102	11,921
METRO AG	139	2,241
MTU Aero Engines AG	38	10,303
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	107	30,745
RWE AG	417	12,373
SAP SE	733	99,797
Siemens AG	569	73,479
Symrise AG	103	9,999
Telefonica Deutschland Holding AG	511	1,561

		572,348

Greece - 0.1%
Alpha Bank AE*	955	2,011
Hellenic Telecommunications Organization SA	190	2,858
Motor Oil Hellas Corinth Refineries SA	70	1,639

		6,508

Hong Kong - 2.1%
Alibaba Health Information Technology Ltd.*	2,674	3,027
Alibaba Pictures Group Ltd.*	10,672	1,772
ASM Pacific Technology Ltd.	245	3,199
Beijing Enterprises Water Group Ltd.*	4,229	2,075
BOC Hong Kong Holdings Ltd.	2,732	9,284
China Agri-Industries Holdings Ltd.	3,075	1,614
China Everbright International Ltd.	2,618	1,980
China First Capital Group Ltd.*	2,400	126
China Mengniu Dairy Co. Ltd.*	2,095	8,016
China Overseas Land & Investment Ltd.	2,894	9,705
CLP Holdings Ltd.	1,268	13,072
Geely Automobile Holdings Ltd.	3,802	7,111
Hang Seng Bank Ltd.	563	11,479
HKT Trust & HKT Ltd. (a)	2,998	4,397
Hong Kong & China Gas Co. Ltd.	7,564	14,417
Hong Kong Exchanges & Clearing Ltd.	897	28,327
Hutchison China MediTech Ltd., ADR*	43	1,037
Lee & Man Paper Manufacturing Ltd.	1,293	875
MTR Corp. Ltd.	1,120	6,281
PCCW Ltd.	3,393	2,046
Shenzhen Investment Ltd.	985	387
Sino Biopharmaceutical Ltd.	5,142	6,635
Sun Hung Kai Properties Ltd.	1,212	17,635
Swire Pacific Ltd., Class A	377	3,393
Swire Properties Ltd.	1,018	3,167
Techtronic Industries Co. Ltd.	1,030	7,744

		168,801

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	348	3,367
OTP Bank Nyrt	153	7,210

		10,577

India - 2.9%
Asian Paints Ltd.	253	6,017
Axis Bank Ltd., GDR	175	8,960
Axis Bank Ltd.	550	5,666
Bajaj Auto Ltd.	62	2,745
Bharat Petroleum Corp. Ltd.	627	4,471
Bharti Airtel Ltd.*	1,496	9,227
Britannia Industries Ltd.	43	1,833
Dabur India Ltd.	533	3,411
Eicher Motors Ltd.	13	4,147
Havells India Ltd.	185	1,721
HCL Technologies Ltd.	455	7,152
Hero MotoCorp Ltd.	72	2,442
Hindalco Industries Ltd.	1,148	3,203
Hindustan Petroleum Corp. Ltd.	450	1,773
Hindustan Unilever Ltd.	518	14,696
Housing Development Finance Corp. Ltd.	1,214	38,876
Infosys Ltd., ADR (b)	1,485	14,598
Infosys Ltd.	1,180	11,454
Lupin Ltd.	164	1,830
Mahindra & Mahindra Ltd.	643	4,755
Nestle India Ltd.	22	4,433
Reliance Industries Ltd.	2,117	45,775
Shree Cement Ltd.	6	1,756
Tata Consultancy Services Ltd.	668	19,119
Tech Mahindra Ltd.	426	4,522
Titan Co. Ltd.	275	4,446
UPL Ltd.	480	3,836
Wipro Ltd.	1,030	3,413

		236,277

Indonesia - 0.7%
PT Astra International Tbk	15,008	6,916
PT Bank Central Asia Tbk	7,453	16,592
PT Bank Mandiri Persero Tbk	13,891	6,869
PT Bank Negara Indonesia Persero Tbk	5,468	2,907
PT Bank Rakyat Indonesia Persero Tbk	40,841	11,843
PT Barito Pacific Tbk	19,700	1,899
PT Bukit Asam Tbk	4,847	832
PT Indah Kiat Pulp & Paper Corp. Tbk	2,093	1,009
PT Indofood Sukses Makmur Tbk	2,981	1,680
PT Kalbe Farma Tbk	15,558	1,682
PT Pabrik Kertas Tjiwi Kimia Tbk	1,518	990
PT Perusahaan Gas Negara Tbk	8,505	1,158
PT Unilever Indonesia Tbk	1,238	3,669
PT United Tractors Tbk	1,262	1,872

		59,918

Ireland - 0.6%
CRH PLC	613	23,474
DCC PLC	78	6,667
Kerry Group PLC, Class A	124	15,915
Kingspan Group PLC	108	5,825

		51,881

Israel - 0.2%
Bank Hapoalim BM	859	6,939
Bank Leumi Le-Israel BM	1,118	8,122
Mizrahi Tefahot Bank Ltd.	116	3,105

		18,166

Italy - 0.6%
Assicurazioni Generali SpA	790	16,140
Intesa Sanpaolo SpA	10,857	27,539
Snam SpA	1,728	8,597

		52,276

Japan - 15.7%
Aeon Co. Ltd.	500	10,195
AEON Financial Service Co. Ltd.	100	1,511
AGC, Inc.	100	3,648
Ajinomoto Co., Inc.	300	4,997
ANA Holdings, Inc.	100	3,403
Asahi Kasei Corp.	1,000	11,227
Astellas Pharma, Inc.	1,400	23,875
Bridgestone Corp.	400	15,980
Casio Computer Co. Ltd.	100	1,906
Central Japan Railway Co.	100	20,176
Chugai Pharmaceutical Co. Ltd.	170	14,838
CyberAgent, Inc.	100	3,452
Dai Nippon Printing Co. Ltd.	200	5,346
Daicel Corp.	200	1,965
Daifuku Co. Ltd.	100	5,817
Daikin Industries Ltd.	190	27,318
Daiwa House Industry Co. Ltd.	400	12,233
Denso Corp.	300	13,391
East Japan Railway Co.	230	21,150
Eisai Co. Ltd.	200	14,811
Fast Retailing Co. Ltd.	44	26,795
Fujitsu Ltd.	150	13,630
Hino Motors Ltd.	200	1,956
Hirose Electric Co. Ltd.	25	3,073
Hitachi Chemical Co. Ltd.	100	3,598
Hitachi Construction Machinery Co. Ltd.	100	2,635
Hitachi High-Technologies Corp.	50	3,260
Hitachi Metals Ltd.	200	2,798
Honda Motor Co. Ltd.	1,200	33,608
Hulic Co. Ltd.	200	2,248
Inpex Corp.	700	6,833
Japan Retail Fund Investment Corp. REIT	2	4,553
JFE Holdings, Inc.	300	3,822
Kajima Corp.	300	3,953
Kansai Paint Co. Ltd.	100	2,519
Kao Corp.	350	27,524
Kawasaki Heavy Industries Ltd.	100	2,245
KDDI Corp.	1,300	37,263
Keio Corp.	100	6,410
Keyence Corp.	136	46,497
Kikkoman Corp.	100	5,022
Kobayashi Pharmaceutical Co. Ltd.	50	4,100
Komatsu Ltd.	700	16,409
Konami Holdings Corp.	100	4,401
Konica Minolta, Inc.	300	1,964
Kubota Corp.	800	12,335
Kuraray Co. Ltd.	200	2,416
Kurita Water Industries Ltd.	100	2,794
Kyocera Corp.	200	13,601
Kyushu Railway Co.	100	3,402
Lawson, Inc.	50	2,721
Marui Group Co. Ltd.	100	2,405
Mitsubishi Chemical Holdings Corp.	1,100	8,153
Mitsubishi Electric Corp.	1,400	19,323
Mitsubishi Estate Co. Ltd.	900	16,490
Mitsubishi Materials Corp.	100	2,670
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,926
Mitsui Chemicals, Inc.	100	2,395
Mitsui Fudosan Co. Ltd.	700	17,406
Mizuho Financial Group, Inc.	17,300	26,730
Murata Manufacturing Co. Ltd.	400	23,172
Nabtesco Corp.	100	3,068
Nagoya Railroad Co. Ltd.	100	3,182
NEC Corp.	200	7,990
NGK Insulators Ltd.	200	3,297
NGK Spark Plug Co. Ltd.	100	2,001
Nikon Corp.	200	2,741
Nintendo Co. Ltd.	85	32,871
Nippon Express Co. Ltd.	50	3,169
Nippon Prologis REIT, Inc. REIT	1	2,682
Nippon Yusen KK	100	1,716
Nissin Foods Holdings Co. Ltd.	50	3,744
Nitori Holdings Co. Ltd.	60	9,396
Nitto Denko Corp.	100	5,607
Nomura Real Estate Holdings, Inc.	100	2,415
Nomura Research Institute Ltd.	300	6,326
NSK Ltd.	300	2,898
NTT DOCOMO, Inc.	1,000	27,422
Obayashi Corp.	400	4,237
Odakyu Electric Railway Co. Ltd.	200	4,915
Omron Corp.	150	8,807
Ono Pharmaceutical Co. Ltd.	300	6,725
Oriental Land Co. Ltd.	150	20,745
ORIX Corp.	1,000	16,368
Osaka Gas Co. Ltd.	300	5,621
Otsuka Corp.	100	4,004
Panasonic Corp.	1,600	15,078
Park24 Co. Ltd.	100	2,415
Rakuten, Inc.	700	6,066
Recruit Holdings Co. Ltd.	1,000	36,179
Resona Holdings, Inc.	1,500	6,357
Santen Pharmaceutical Co. Ltd.	300	5,616
Secom Co. Ltd.	150	12,748
Sega Sammy Holdings, Inc.	200	2,884
Sekisui Chemical Co. Ltd.	300	5,219
Sekisui House Ltd.	400	8,639
Seven & i Holdings Co. Ltd.	600	22,343

Sharp Corp.	200	3,021
Shimadzu Corp.	200	6,018
Shimizu Corp.	400	3,828
Shin-Etsu Chemical Co. Ltd.	250	26,733
Shiseido Co. Ltd.	300	21,656
Showa Denko KK	100	2,669
Sohgo Security Services Co. Ltd.	50	2,598
Sompo Holdings, Inc.	250	9,853
Sony Corp.	900	56,740
Stanley Electric Co. Ltd.	100	2,767
Sumitomo Chemical Co. Ltd.	1,100	4,962
Sumitomo Metal Mining Co. Ltd.	200	6,056
Sumitomo Mitsui Trust Holdings, Inc.	200	7,647
Sumitomo Rubber Industries Ltd.	100	1,270
Suntory Beverage & Food Ltd.	100	4,338
Sysmex Corp.	100	6,928
T&D Holdings, Inc.	400	4,705
Taisei Corp.	100	3,922
Takeda Pharmaceutical Co. Ltd.	1,100	44,749
Teijin Ltd.	100	1,880
Tobu Railway Co. Ltd.	100	3,657
Toho Co. Ltd.	100	4,059
Tokyo Electron Ltd.	115	23,733
Tokyo Gas Co. Ltd.	300	7,245
Tokyu Corp.	400	7,886
Toray Industries, Inc.	1,000	6,611
TOTO Ltd.	100	4,374
Toyo Suisan Kaisha Ltd.	100	4,310
Unicharm Corp.	300	9,821
USS Co. Ltd.	200	3,876
West Japan Railway Co.	100	8,800
Yakult Honsha Co. Ltd.	100	5,863
Yamada Denki Co. Ltd.	400	1,994
Yamaha Corp.	100	5,506
Yamaha Motor Co. Ltd.	200	4,177
Yaskawa Electric Corp.	200	7,342
Yokogawa Electric Corp.	200	3,658

		1,293,037

Luxembourg - 0.1%
Millicom International Cellular SA SDR (b)	52	2,327
SES SA	269	3,573
Tenaris SA	322	3,427

		9,327

Malaysia - 0.7%
AMMB Holdings Bhd	1,400	1,338
Axiata Group Bhd	2,152	2,128
CIMB Group Holdings Bhd	3,587	4,449
DiGi.Com Bhd	2,500	2,682
Fraser & Neave Holdings Bhd	200	1,664
HAP Seng Consolidated Bhd	500	1,185
Hartalega Holdings Bhd	1,000	1,257
Hong Leong Bank Bhd	500	2,023
IHH Healthcare Bhd	1,900	2,443
Malayan Banking Bhd	2,859	5,839
Malaysia Airports Holdings Bhd	900	1,789
Maxis Bhd	2,100	2,605
MISC Bhd	900	1,756
Nestle Malaysia Bhd	19	652
Petronas Dagangan Bhd	300	1,645
PPB Group Bhd	400	1,743
Press Metal Aluminium Holdings Bhd	1,100	1,238
Public Bank Bhd	2,100	9,865
RHB Bank Bhd	900	1,220
Sime Darby Bhd	2,000	1,077
Tenaga Nasional Bhd	2,300	7,247
Top Glove Corp. Bhd	1,000	1,077
Westports Holdings Bhd	1,100	1,098

		58,020

Mexico - 0.4%
Alfa SAB de CV, Class A	2,091	1,647
Alsea SAB de CV*	700	1,901
Arca Continental SAB de CV	349	1,852
Cemex SAB de CV, Series CPO	11,057	4,053
Coca-Cola Femsa SAB de CV	384	2,208
Fomento Economico Mexicano SAB de CV	1,459	13,275
Gruma SAB de CV, Class B	161	1,626
Grupo Aeroportuario del Sureste SAB de CV, Class B	173	2,959
Grupo Bimbo SAB de CV, Series A	1,236	2,142
Industrias Penoles SAB de CV	103	1,095
Infraestructura Energetica Nova SAB de CV	331	1,361
Kimberly-Clark de Mexico SAB de CV, Class A*	1,156	2,220

		36,339

Netherlands - 3.2%
Aegon NV	1,500	6,768
Akzo Nobel NV	165	15,813
ASML Holding NV	314	85,516
EXOR NV	85	6,508
ING Groep NV	2,860	32,934
Koninklijke Ahold Delhaize NV	920	23,722
Koninklijke DSM NV	136	17,440
Koninklijke KPN NV	2,733	8,425
Koninklijke Philips NV	698	32,435
Koninklijke Vopak NV	63	3,361
NN Group NV	242	9,296
QIAGEN NV*	164	7,027
Wolters Kluwer NV	216	15,519

		264,764

New Zealand - 0.2%
Auckland International Airport Ltd.	706	4,092
Fletcher Building Ltd.	728	2,444
Meridian Energy Ltd.	827	2,501
Ryman Healthcare Ltd.	374	3,625

		12,662

Norway - 0.5%
Aker BP ASA	70	2,009
Equinor ASA	680	12,537
Mowi ASA	310	7,695
Norsk Hydro ASA	954	3,377
Orkla ASA	628	6,087
Schibsted ASA, Class B	73	1,883
Telenor ASA	537	9,807

		43,395

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	1,620	1,561
Aboitiz Power Corp.	1,700	1,152
Bank of the Philippine Islands	790	1,336
BDO Unibank, Inc.	1,500	4,481
Globe Telecom, Inc.	30	1,145
JG Summit Holdings, Inc.	1,700	2,573
Manila Electric Co.	150	942
Metropolitan Bank & Trust Co.	1,582	2,062
SM Investments Corp.	160	3,338
SM Prime Holdings, Inc.	8,000	6,140

		24,730

Poland - 0.3%
Bank Millennium SA*	409	577
Bank Polska Kasa Opieki SA	118	3,162
CCC SA	34	977
Grupa Lotos SA	91	2,133
KGHM Polska Miedz SA*	94	2,161
mBank SA*	10	952
Polski Koncern Naftowy ORLEN SA	251	5,962
Polskie Gornictwo Naftowe i Gazownictwo SA	1,193	1,409
Powszechny Zaklad Ubezpieczen SA	423	4,186
Santander Bank Polska SA	23	1,617

		23,136

Portugal - 0.2%
EDP - Energias de Portugal SA	1,827	7,393
Galp Energia SGPS SA	411	6,696
Jeronimo Martins SGPS SA	203	3,244

		17,333

Qatar - 0.3%
Commercial Bank PSQC	1,380	1,660
Ooredoo QPSC	670	1,277
Qatar National Bank QPSC	3,331	17,611

		20,548

Romania - 0.0%
NEPI Rockcastle PLC	296	2,505

Russia - 0.6%
Inter RAO UES PJSC	26,571	1,844
LUKOIL PJSC	292	27,885
Novatek PJSC, GDR	66	13,068
Novolipetsk Steel PJSC	886	1,784
PhosAgro PJSC, GDR	105	1,293
Polyus PJSC	21	2,252

		48,126

Saudi Arabia - 0.3%
Almarai Co. JSC	185	2,430
Banque Saudi Fransi	401	3,582
Saudi Arabian Mining Co.*	302	3,459
Saudi Basic Industries Corp.	553	13,419

		22,890

Singapore - 1.1%
Ascendas Real Estate Investment Trust REIT	1,972	4,297
BOC Aviation Ltd., 144A	179	1,691
CapitaLand Commercial Trust REIT	1,800	2,646
CapitaLand Ltd.	1,800	4,844
CapitaLand Mall Trust REIT	1,800	3,317
City Developments Ltd.	300	2,268
DBS Group Holdings Ltd.	1,300	24,005
Jardine Cycle & Carriage Ltd.	100	2,241
Keppel Corp. Ltd.	1,000	4,914
Oversea-Chinese Banking Corp. Ltd.	2,360	18,605
Singapore Airlines Ltd.	400	2,688
Singapore Exchange Ltd.	500	3,236
Singapore Press Holdings Ltd.	900	1,448
Singapore Telecommunications Ltd.	5,600	13,842
UOL Group Ltd.	400	2,270

		92,312

South Africa - 2.0%
Absa Group Ltd.	507	5,095
Anglo American Platinum Ltd.	37	3,062
Aspen Pharmacare Holdings Ltd.*	289	2,315
Bid Corp. Ltd.	268	5,901
Bidvest Group Ltd.	240	3,324
Clicks Group Ltd.	194	3,316
Exxaro Resources Ltd.	171	1,556
FirstRand Ltd.	2,616	11,180
Foschini Group Ltd.	192	2,033
Gold Fields Ltd.	400	2,101
Growthpoint Properties Ltd. REIT	2,335	3,635
Investec Ltd. (b)	267	1,534
Kumba Iron Ore Ltd. (b)	42	1,077
Life Healthcare Group Holdings Ltd. (b)	934	1,576
Mr Price Group Ltd. (b)	212	2,532
MTN Group Ltd. (b)	1,249	7,873
MultiChoice Group*	327	2,705
Naspers Ltd., Class N	319	45,606
Nedbank Group Ltd.	290	4,334

Northam Platinum Ltd.*	264	1,928
Old Mutual Ltd.	3,667	4,640
Pick n Pay Stores Ltd.	305	1,413
PSG Group Ltd.	110	1,751
Redefine Properties Ltd. REIT (b)	4,561	2,562
Remgro Ltd.	410	5,378
RMB Holdings Ltd.	489	2,691
Sanlam Ltd.	1,309	6,826
Sasol Ltd.	419	7,549
Shoprite Holdings Ltd.	317	2,773
SPAR Group Ltd. (b)	143	2,010
Standard Bank Group Ltd.	927	10,485
Vodacom Group Ltd. (b)	442	3,653
Woolworths Holdings Ltd.	771	2,746

		167,160

South Korea - 1.4%
Amorepacific Corp.	27	4,320
AMOREPACIFIC Group	25	1,719
BNK Financial Group, Inc.	119	701
CJ CheilJedang Corp.	7	1,470
CJ Corp.	12	936
GS Engineering & Construction Corp.	46	1,168
GS Holdings Corp.	38	1,539
Hana Financial Group, Inc.	223	6,750
Hankook Tire & Technology Co. Ltd.	59	1,661
Hanwha Chemical Corp.	92	1,367
Hyundai Heavy Industries Holdings Co. Ltd.	7	2,051
Hyundai Marine & Fire Insurance Co. Ltd.	48	1,138
KB Financial Group, Inc.	294	11,462
LG Chem Ltd.	36	9,342
LG Corp.	70	4,208
LG Display Co. Ltd.*	169	2,103
LG Electronics, Inc.	81	4,794
LG Household & Health Care Ltd.	7	7,497
LG Innotek Co. Ltd.	18	1,859
Lotte Chemical Corp.	13	2,421
Lotte Corp.	25	755
OCI Co. Ltd.	14	734
Samsung Fire & Marine Insurance Co. Ltd.	23	4,527
Samsung SDI Co. Ltd.	40	7,823
Shinhan Financial Group Co. Ltd.	317	11,688
SK Holdings Co. Ltd.	24	5,232
SK Innovation Co. Ltd.	47	5,829
SK Telecom Co. Ltd.	17	3,541
S-Oil Corp.	33	2,492
Woongjin Coway Co. Ltd.	41	3,110
Yuhan Corp.	6	1,097

		115,334

Spain - 2.6%
Amadeus IT Group SA	329	26,227
Banco Bilbao Vizcaya Argentaria SA	4,875	25,701
Banco de Sabadell SA	4,377	4,860
Bankinter SA	505	3,535
CaixaBank SA	2,656	7,846
Enagas SA	193	4,811
Ferrovial SA	336	9,984
Ferrovial SA*	4	119
Iberdrola SA	4,506	44,357
Industria de Diseno Textil SA	837	26,081
Naturgy Energy Group SA	237	6,167
Red Electrica Corp. SA	328	6,419
Repsol SA	1,054	16,607
Telefonica SA	3,458	26,507

		209,221

Sweden - 2.2%
Assa Abloy AB, Class B	766	18,197
Atlas Copco AB, Class A	517	18,952
Atlas Copco AB, Class B	286	9,250
Boliden AB	195	5,032
Electrolux AB, Series B	140	3,599
Essity AB, Class B	444	13,962
Hennes & Mauritz AB, Class B	651	12,571
Husqvarna AB, Class B	321	2,508
ICA Gruppen AB (b)	60	2,620
Investor AB, Class B	348	18,403
Kinnevik AB, Class B	194	4,445
L E Lundbergforetagen AB, Class B	72	2,855
Sandvik AB	803	14,609
Skandinaviska Enskilda Banken AB, Class A	1,160	9,952
Skanska AB, Class B	250	5,527
SKF AB, Class B	253	4,834
Svenska Handelsbanken AB, Class A	1,080	10,606
Swedbank AB, Class A	651	8,481
Tele2 AB, Class B	361	5,329
Telia Co. AB	2,244	9,717

		181,449

Switzerland - 5.2%
ABB Ltd.	1,387	30,353
Adecco Group AG	120	7,423
Alcon, Inc.*	323	17,844
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	7,630
Cie Financiere Richemont SA	394	30,027
Clariant AG*	145	2,998
Coca-Cola HBC AG*	147	4,904
Givaudan SA	7	20,586
Kuehne + Nagel International AG	41	6,671
Lonza Group AG*	56	19,030
Roche Holding AG	515	158,826
SGS SA	4	10,415

Sika AG	95	16,546
Sonova Holding AG	41	9,366
Swiss Re AG	230	24,925
Swisscom AG	19	9,841
Vifor Pharma AG	33	5,888
Zurich Insurance Group AG	111	43,574

		426,847

Taiwan - 4.4%
Acer, Inc.	2,216	1,304
Advantech Co. Ltd.	243	2,385
ASE Technology Holding Co. Ltd.	2,612	6,472
AU Optronics Corp.	5,940	1,709
Catcher Technology Co. Ltd.	471	3,852
Cathay Financial Holding Co. Ltd.	5,995	8,194
Chailease Holding Co. Ltd.	968	4,331
Cheng Shin Rubber Industry Co. Ltd.	1,499	2,044
China Airlines Ltd.	2,836	837
China Steel Corp.	8,819	6,764
Chunghwa Telecom Co. Ltd.	2,878	10,659
CTBC Financial Holding Co. Ltd.	13,085	9,371
Delta Electronics, Inc.	1,485	6,814
E.Sun Financial Holding Co. Ltd.	7,559	6,702
Eva Airways Corp.	3,667	1,683
Evergreen Marine Corp. Taiwan Ltd.*	2,384	969
Far Eastern New Century Corp.	2,498	2,436
Far EasTone Telecommunications Co. Ltd.	1,268	3,038
First Financial Holding Co. Ltd.	6,955	5,232
Fubon Financial Holding Co. Ltd.	5,213	7,654
Giant Manufacturing Co. Ltd.	300	2,173
Hiwin Technologies Corp.	166	1,417
Hotai Motor Co. Ltd.	264	5,166
Hua Nan Financial Holdings Co. Ltd.	6,156	4,378
Innolux Corp.	7,081	1,833
Inventec Corp.	1,950	1,460
Lite-On Technology Corp.	1,579	2,505
MediaTek, Inc.	1,101	15,210
Nan Ya Plastics Corp.	4,026	9,435
President Chain Store Corp.	448	4,486
Quanta Computer, Inc.	1,910	3,775
SinoPac Financial Holdings Co. Ltd.	6,388	2,690
Standard Foods Corp.	609	1,323
Taishin Financial Holding Co. Ltd.	7,427	3,469
Taiwan Business Bank	3,323	1,361
Taiwan High Speed Rail Corp.	1,537	1,811
Taiwan Mobile Co. Ltd.	1,259	4,725
Taiwan Semiconductor Manufacturing Co. Ltd.	18,041	180,348
Tatung Co. Ltd.*	2,166	1,565
Uni-President Enterprises Corp.	3,686	8,759
United Microelectronics Corp.	9,051	4,435
Wistron Corp.	2,104	1,910
Yuanta Financial Holding Co. Ltd.	7,871	5,095

		361,779

Thailand - 1.0%
Advanced Info Service PCL, NVDR	800	5,613
Airports of Thailand PCL, NVDR	3,100	7,746
Bangkok Dusit Medical Services PCL, NVDR	7,200	5,861
Banpu PCL, NVDR	5,300	2,035
BTS Group Holdings PCL, NVDR	4,000	1,814
Bumrungrad Hospital PCL, NVDR	300	1,345
Central Pattana PCL, NVDR	1,400	2,884
CP ALL PCL, NVDR	4,400	11,066
Electricity Generating PCL, NVDR	200	2,283
Energy Absolute PCL, NVDR	1,200	1,698
Home Product Center PCL, NVDR	4,800	2,621
Indorama Ventures PCL, NVDR	1,400	1,610
IRPC PCL, NVDR	13,400	1,552
Kasikornbank PCL, NVDR	1,400	7,181
Land & Houses PCL, NVDR	4,800	1,557
Minor International PCL, NVDR	1,600	2,039
Muangthai Capital PCL	600	1,196
PTT Global Chemical PCL, NVDR	1,700	3,024
Siam Cement PCL, NVDR	600	7,565
Siam Commercial Bank PCL, NVDR	700	2,803
Thai Oil PCL, NVDR	1,300	2,968
TMB Bank PCL, NVDR	18,445	977
True Corp. PCL, NVDR	5,900	867

		78,305

Turkey - 0.1%
KOC Holding AS	746	2,600
Turkcell Iletisim Hizmetleri AS	897	2,118

		4,718

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	2,038	4,189
DP World PLC	137	1,718
Dubai Islamic Bank PJSC	1,453	2,097
First Abu Dhabi Bank PJSC	1,987	8,222
NMC Health PLC	76	2,467

		18,693

United Kingdom - 8.9%
3i Group PLC	768	10,639
Associated British Foods PLC	262	8,706
Aviva PLC	2,991	15,623
Barratt Developments PLC	698	6,020
Berkeley Group Holdings PLC	102	6,051
British Land Co. PLC REIT	710	5,286
BT Group PLC	6,174	15,298
Burberry Group PLC	313	8,518
CNH Industrial NV	738	7,916
Coca-Cola European Partners PLC	155	7,821
Compass Group PLC	1,214	29,750

Croda International PLC	97	6,248
easyJet PLC	117	2,025
Ferguson PLC	170	14,781
GlaxoSmithKline PLC	3,707	84,104
Informa PLC	969	9,919
InterContinental Hotels Group PLC	132	8,549
Intertek Group PLC	116	8,277
ITV PLC	2,732	5,128
J Sainsbury PLC	1,332	3,692
Johnson Matthey PLC	140	5,205
Kingfisher PLC	1,399	3,798
Legal & General Group PLC	4,727	17,175
London Stock Exchange Group PLC	231	20,533
Marks & Spencer Group PLC	1,542	3,877
Meggitt PLC	540	4,491
Mondi PLC	359	7,781
National Grid PLC (b)	2,632	30,290
Next PLC	94	8,217
Pearson PLC	580	4,851
Prudential PLC	1,959	34,880
Reckitt Benckiser Group PLC	529	41,507
RELX PLC	1,472	35,663
Rentokil Initial PLC	1,390	7,999
RSA Insurance Group PLC	778	5,549
Schroders PLC	107	4,566
Segro PLC REIT	874	10,107
Smith & Nephew PLC	632	14,151
Spirax-Sarco Engineering PLC	52	6,003
SSE PLC	813	13,671
Standard Chartered PLC	2,017	18,195
Standard Life Aberdeen PLC	1,754	7,190
Taylor Wimpey PLC	2,688	6,059
Tesco PLC	7,183	21,314
Unilever NV	1,095	64,955
Unilever PLC	829	49,091
Whitbread PLC	104	6,189
Wm Morrison Supermarkets PLC	1,741	4,466
WPP PLC	924	11,958

		734,082

TOTAL COMMON STOCKS (Cost $7,442,418)		8,071,049

PREFERRED STOCKS - 1.2%
Brazil - 0.9%
Banco Bradesco SA	3,025	23,873
Cia Brasileira de Distribuicao	118	2,237
Cia Energetica de Minas Gerais	642	1,981
Itau Unibanco Holding SA	3,538	29,119
Itausa - Investimentos Itau SA	3,246	10,187
Telefonica Brasil SA	338	4,497

		71,894

Chile - 0.0%
Embotelladora Andina SA, Class B	379	963
Sociedad Quimica y Minera de Chile SA, Class B	92	2,178

		3,141

Germany - 0.3%
Bayerische Motoren Werke AG	36	2,223
Henkel AG & Co. KGaA	134	14,166
Sartorius AG	27	5,695

		22,084

South Korea - 0.0%
LG Chem Ltd.	8	1,131
LG Household & Health Care Ltd.	2	1,260

		2,391

TOTAL PREFERRED STOCKS (Cost $106,810)		99,510

RIGHTS - 0.0%
South Korea - 0.0%
AMOREPACIFIC Group*, expires 12/11/19 (c) (Cost $0)	1	2

WARRANTS - 0.0%
Thailand - 0.0%
Minor International PCL*, expires 9/30/21 (Cost $0)	80	9

SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e) (Cost $112,956)	112,956	112,956

TOTAL INVESTMENTS - 100.7% (Cost $7,662,184)		$8,283,526
Other assets and liabilities, net - (0.7%)		(60,338)

NET ASSETS - 100.0%		$8,223,188

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (f)
2,415	54,164	(58,639)	2,122	(62)	—	—	—	—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (f)
—	13,401	(13,722)	321	—	—	—	—	—
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (d)(e)
51,069	61,887 (g)	—	—	—	366	—	112,956	112,956
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 1.58% (d)
6,580	56,482	(63,062)	—	—	29	—	—	—

60,064	185,934	(135,423)	2,443	(62)	395	—	112,956	112,956

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $139,606, which is 1.7% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $35,763.

(f)	Affiliated fund advised by DBX Advisors LLC.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SDR:	Swedish Depositary Receipt
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2019 the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral
Financials	$1,763,202	21.6%
Consumer Discretionary	1,044,159	12.8
Industrials	969,395	11.9
Information Technology	795,431	9.7
Health Care	740,019	9.1
Consumer Staples	736,040	9.0
Materials	602,657	7.3
Communication Services	563,187	6.9
Energy	439,146	5.4
Utilities	279,915	3.4
Real Estate	237,419	2.9

Total	$8,170,570	100.0%

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(h)
MSCI Emerging Markets Index Futures	USD	1	$50,925	$51,900	12/20/2019	$975

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (i)	$8,071,049	$—	$—	$8,071,049
Preferred Stocks (i)	99,510	—	—	99,510
Rights	—	—	2	2
Warrants	9	—	—	9
Short-Term Investments (i)	112,956	—	—	112,956
Derivatives (j)
Futures Contracts	975	—	—	975

TOTAL	$8,284,499	$—	$2	$8,284,501

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended November 30, 2019, the amount of transfers between Level 3 and Level 1 was $1,078. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.